UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM ABS-15G
ASSET-BACKED SECURITIZER
REPORT PURSUANT TO SECTION 15G OF
THE SECURITIES EXCHANGE ACT OF 1934

Check the appropriate box to indicate the filing obligation to which this form is intended to satisfy:

___ Rule 15Ga-1 under the Exchange Act (17 CFR 240.15Ga-1) for the reporting period _______ to _______.

Date of Report (Date of earliest event reported):
Commission File Number of securitizer:
Central Index Key Number of securitizer:

Name and telephone number, including area code, of the person to contact in connection with this filing.

Indicate by check mark whether the securitizer has no activity to report for the initial period pursuant to Rule 15Ga-1(c)(1) [ ]

Indicate by check mark whether the securitizer has no activity to report for the quarterly period pursuant to Rule 15Ga-1(c)(2)(i) [ ]

Indicate by check mark whether the securitizer has no activity to report for the annual period pursuant to Rule 15Ga-1(c)(2)(ii) [ ]

X Rule 15Ga-2 under the Exchange Act (17 CFR 240.15Ga-2)

Central Index Key Number of depositor: 0001743166
Central Index Key Number of sponsor: Not applicable

 Starwood Mortgage Residential Trust 2019-1

(Exact name of issuing entity as specified in its charter)

Central Index Key Number of issuing entity (if applicable): Not applicable
Central Index Key Number of underwriter (if applicable): Not applicable

Andrew Sossen, Chief Operating Officer (203) 422-8191

Name and telephone number, including area code, of the person to contact in connection with this filing.

INFORMATION TO BE INCLUDED IN THE REPORT

Item 2.01.	Findings and Conclusions of Third Party Due Diligence Reports Obtained By the Issuer

The disclosures required by Rule 15Ga-2 (17 CFR 240.15Ga-2) are attached as an Exhibit to this Form ABS-15G. Please see Item 3, Exhibits 99.1, 99.2, 99.3, 99.4, 99.5, 99.6, 99.7, 99.8, 99.9, 99.10, 99.11, 99.12 and 99.13 for the related information.

Item 3.	Exhibits

99.1	Clayton Services LLC (“Clayton”) Due Diligence Narrative Report
99.2	Clayton Conditions Report
99.3	Clayton Loan Level Tape Compare
99.4	Clayton Valuations Summary
99.5	Clayton Rating Agency ATR QM Data Fields
99.6	Clayton ATR QM Upload
99.7	Clayton Waived Conditions Summary
99.8	AMC Diligence, LLC (“AMC”) Due Diligence Narrative Report
99.9	AMC Rating Agency Grades
99.10	AMC Exception Grades
99.11	AMC Valuation Summary
99.12	AMC Supplemental Data
99.13	AMC Business Purpose

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, the reporting entity has duly caused this report to be signed on its behalf by the undersigned hereunto duly authorized.

Dated: June 14, 2019

SMRF DEPOSITOR, LLC (Depositor)

By:	/s/ Andrew Sossen
Name: Andrew Sossen
Title: Authorized Signatory of SMRF Depositor, LLC

EXHIBIT INDEX

Exhibit Number

99.1	Clayton Services LLC (“Clayton”) Due Diligence Narrative Report
99.2	Clayton Conditions Report
99.3	Clayton Loan Level Tape Compare
99.4	Clayton Valuations Summary
99.5	Clayton Rating Agency ATR QM Data Fields
99.6	Clayton ATR QM Upload
99.7	Clayton Waived Conditions Summary
99.8	AMC Diligence, LLC (“AMC”) Due Diligence Narrative Report
99.9	AMC Rating Agency Grades
99.10	AMC Exception Grades
99.11	AMC Valuation Summary
99.12	AMC Supplemental Data
99.13	AMC Business Purpose